Others, Net	12 Months Ended
Sep. 30, 2023
Others, Net [Abstract]
OTHERS, NET

15. OTHERS, NET

Others, net income and expense consisted of the following:

	For the years ended September 30,
	2023	2022	2021
Rental income	$—	$130,900	$120,345
Tax subsidies and deductions	14	34,886	11,622
Government subsidies	1,314	3,441	—
Others income/(expenses)	13,229	(55,569)	(77,887)
Total	$14,557	$113,658	$54,080

Rental income for the years ended September 30, 2022 and 2021 was generated from the operating lease of apartments located in Tokyo, Japan. There was no rental income incurred for the year ended September 30, 2023 as EXTEND disposed the building in October 2022.